Share capital and reserves (Disclosure of number of warrants outstanding, exercise price and expiry date) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	2,059,470	1,624,293	2,456,415
Exercise price	$ 1.62	$ 1.18	$ 1.23
Warrants 1 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	11,000
Expiry Date	April 24, 2024
Exercise price	$ 0.55
Warrants 2 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	520,000
Expiry Date	April 24, 2024
Exercise price	$ 0.55
Warrants 3 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	37,500
Expiry Date	January 13, 2022
Exercise price	$ 1.50
Warrants 4 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	12,500
Expiry Date	January 13, 2022
Exercise price	$ 1.50
Warrants 5 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	49,500
Expiry Date	November 2, 2022
Exercise price	$ 1.75
Warrants 6 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	250,000
Expiry Date	January 27, 2023
Exercise price	$ 2.50
Warrants 7 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	878,970
Expiry Date	September 14, 2023
Exercise price	$ 2.00
Warrants 8 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	300,000
Expiry Date	November 8, 2023
Exercise price	$ 1.75